Debt due within one year - Schedule of Debt Due Within One Year (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Total debt due within one year	$ 7,669		$ 5,042
Notes payable | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2024	3.51%	3.51%
Loans
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 1,600	$ 1,112	1,588	$ 1,200
Loans | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2024	4.62%	4.62%
Supplier finance arrangements due within one year | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2024	6.42%	6.42%
Long-term debt | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2024	3.82%	3.82%
Trade receivables | Notes payable
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 2,203		207
Trade receivables | Loans
Disclosure of detailed information about borrowings [line items]
Current borrowings	1,600		1,588
Trade receivables | Supplier finance arrangements due within one year
Disclosure of detailed information about borrowings [line items]
Current borrowings	73		74
Trade receivables | Long-term debt
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	3,793		3,173
Trade receivables | Commercial paper
Disclosure of detailed information about borrowings [line items]
Current borrowings	2,190	$ 1,522	197	$ 149
Trade receivables | Finance leases
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	$ 1,088		$ 1,074